Condensed Consolidated Statements Of Changes In Equity (Unaudited) - USD ($) $ in Thousands	Total	Preferred Stock	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Total Navios Holdings' Stockholders' Equity	Noncontrolling Interest
Balance, value at Dec. 31, 2013	$ 1,189,335	$ 0	$ 10	$ 552,778	$ 524,079	$ (11,172)	$ 1,065,695	$ 123,640
Balance, shares at Dec. 31, 2013		8,479	104,261,029
Net loss	(42,263)				(34,627)		(34,627)	(7,636)
Total other comprehensive income/ (loss)	11,172					11,172	11,172
Issuance of preferred stock, net of expenses (Note 9), values	47,847			47,847			47,847
Issuance of preferred stock, net of expenses (Note 9), shares		20,000
Conversion of preferred stock to common stock (Note 9), values	1		$ 1				1
Conversion of preferred stock to common stock (Note 9), shares		(561)	561,000
Contribution from noncontrolling shareholders	3,484							3,484
Acquisition of noncontrolling interest (Note 2)	(10,889)			(3,173)			(3,173)	(7,716)
Stock-based compensation expenses, value	2,618			2,618			2,618
Stock-based compensation expenses, shares			166,959
Cancellation of shares			(4,625)
Dividends declared/paid	(15,264)				(15,264)		(15,264)
Balance, value at Jun. 30, 2014	1,186,041	$ 0	$ 11	600,070	474,188	0	1,074,269	111,772
Balance, shares at Jun. 30, 2014		27,918	104,984,363
Balance, value at Dec. 31, 2014	1,266,510	$ 0	$ 11	721,465	432,065	(578)	1,152,963	113,547
Balance, shares at Dec. 31, 2014		75,069	105,831,718
Net loss	(47,787)				(51,491)		(51,491)	3,704
Total other comprehensive income/ (loss)	(491)					(491)	(491)
Conversion of preferred stock to common stock (Note 9), shares		(840)	840,000
Contribution from noncontrolling shareholders	0
Stock-based compensation expenses, value	1,446			1,446			1,446
Stock-based compensation expenses, shares			1,166,052
Cancellation of shares			(2,223)
Dividends declared/paid	(20,806)				(20,806)		(20,806)
Balance, value at Jun. 30, 2015	$ 1,198,872	$ 0	$ 11	$ 722,911	$ 359,768	$ (1,069)	$ 1,081,621	$ 117,251
Balance, shares at Jun. 30, 2015		74,229	107,835,547